Accrued Expenses	12 Months Ended
Dec. 31, 2017
Payables And Accruals [Abstract]
Accrued Expenses

(10) Accrued Expenses

Accrued expenses at December 31, 2017 and 2016 consisted of the following:

	2017	2016
Accrued compensation	$5,025	$3,049
Direct container expense	4,521	2,014
Interest payable	3,157	3,402
Other	662	1,256
Total accrued expenses	$13,365	$9,721